Legal Matters and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies
Legal Matters and Contingencies
Asbestos-Related Claims
We are a defendant in a substantial number of lawsuits that seek to recover damages for personal injury allegedly caused by exposure to asbestos-containing products manufactured and/or distributed by our heritage companies in the past. While the overall number of asbestos-related claims has generally declined in recent years, there can be no assurance that this trend will continue, or that the average cost per claim will not further increase. Asbestos-containing materials incorporated into any such products were primarily encapsulated and used as internal components of process equipment, and we do not believe that any significant emission of asbestos fibers occurred during the use of this equipment.
Our practice is to vigorously contest and resolve these claims, and we have been successful in resolving a majority of claims with little or no payment. Historically, a high percentage of resolved claims have been covered by applicable insurance or indemnities from other companies, and we believe that a substantial majority of existing claims should continue to be covered by insurance or indemnities. Accordingly, we have recorded a liability for our estimate of the most likely settlement of asserted claims and a related receivable from insurers or other companies for our estimated recovery, to the extent we believe that the amounts of recovery are probable and not otherwise in dispute. While unfavorable rulings, judgments or settlement terms regarding these claims could have a material adverse impact on our business, financial condition, results of operations and cash flows, we currently believe the likelihood is remote. In one asbestos insurance related matter, we have a claim in litigation against relevant insurers substantially in excess of the recorded receivable. If our claim is resolved more favorably than reflected in this receivable, we would benefit from a gain in the amount of such excess. We are currently unable to estimate the impact, if any, of unasserted asbestos-related claims, although future claims would also be subject to then existing indemnities and insurance coverage.
United Nations Oil-for-Food Program
In mid-2006, French authorities began an investigation of over 170 French companies, of which our French subsidiary was included, concerning suspected inappropriate activities conducted in connection with the United Nations Oil for Food Program. As anticipated and as previously disclosed, the French investigation of our French subsidiary was formally opened in the first quarter of 2010, and our French subsidiary has filed a formal response with the French court. In July 2012, the French court ruled against our procedural motions to challenge the constitutionality of the charges and quash the indictment.  We are now in the process of filing a formal appeal with the French Supreme Court to seek a reversal of the French court decision.  We currently do not expect to incur additional case resolution costs of a material amount in this matter; however, if the French authorities take enforcement action against our French subsidiary regarding its investigation, we may be subject to monetary and non-monetary penalties, which we currently do not believe will have a material adverse effect on our company.
In addition to the governmental investigation referenced above, on June 27, 2008, the Republic of Iraq filed a civil suit in federal court in New York against 93 participants in the United Nations Oil-for-Food Program, including us and our two foreign subsidiaries that participated in the program. There have been no material developments in this case since it was initially filed. We intend to vigorously contest the suit, and we believe that we have valid defenses to the claims asserted. While we cannot predict the outcome of the suit at the present time, we do not currently believe the resolution of this suit will have a material adverse financial impact on our company.
Other
We are currently involved as a potentially responsible party at seven former public waste disposal sites in various stages of evaluation or remediation. The projected cost of remediation at these sites, as well as our alleged "fair share" allocation, will remain uncertain until all studies have been completed and the parties have either negotiated an amicable resolution or the matter has been judicially resolved. At each site, there are many other parties who have similarly been identified. Many of the other parties identified are financially strong and solvent companies that appear able to pay their share of the remediation costs. Based on our information about the waste disposal practices at these sites and the environmental regulatory process in general, we believe that it is likely that ultimate remediation liability costs for each site will be apportioned among all liable parties, including site owners and waste transporters, according to the volumes and/or toxicity of the wastes shown to have been disposed of at the sites. We believe that our exposure for existing disposal sites will not be material.
We are also a defendant in a number of other lawsuits, including product liability claims, that are insured, subject to the applicable deductibles, arising in the ordinary course of business, and we are also involved in other uninsured routine litigation incidental to our business. We currently believe none of such litigation, either individually or in the aggregate, is material to our business, operations or overall financial condition. However, litigation is inherently unpredictable, and resolutions or dispositions of claims or lawsuits by settlement or otherwise could have an adverse impact on our financial position, results of operations or cash flows for the reporting period in which any such resolution or disposition occurs.
Although none of the aforementioned potential liabilities can be quantified with absolute certainty except as otherwise indicated above, we have established reserves covering exposures relating to contingencies, to the extent believed to be reasonably estimable and probable based on past experience and available facts. While additional exposures beyond these reserves could exist, they currently cannot be estimated. We will continue to evaluate and update the reserves as necessary and appropriate.

LEGAL MATTERS AND CONTINGENCIES
Asbestos-Related Claims

We are a defendant in a substantial number of lawsuits that seek to recover damages for personal injury allegedly caused by exposure to asbestos-containing products manufactured and/or distributed by our heritage companies in the past. While the overall number of asbestos-related claims has generally declined in recent years, there can be no assurance that this trend will continue, or that the average cost per claim will not further increase. Asbestos-containing materials incorporated into any such products were primarily encapsulated and used as internal components of process equipment, and we do not believe that any significant emission of asbestos fibers occurred during the use of this equipment.

Our practice is to vigorously contest and resolve these claims, and we have been successful in resolving a majority of claims with little or no payment. Historically, a high percentage of resolved claims have been covered by applicable insurance or indemnities from other companies, and we believe that a substantial majority of existing claims should continue to be covered by insurance or indemnities. Accordingly, we have recorded a liability for our estimate of the most likely settlement of asserted claims and a related receivable from insurers or other companies for our estimated recovery, to the extent we believe that the amounts of recovery are probable and not otherwise in dispute. While unfavorable rulings, judgments or settlement terms regarding these claims could have a material adverse impact on our business, financial condition, results of operations and cash flows, we currently believe the likelihood is remote. In one asbestos insurance related matter, we have a claim in litigation against relevant insurers substantially in excess of the recorded receivable. If our claim is resolved more favorably than reflected in this receivable, we would benefit from a one-time gain in the amount of such excess. We are currently unable to estimate the impact, if any, of unasserted asbestos-related claims, although future claims would also be subject to existing indemnities and insurance coverage.
United Nations Oil-for-Food Program

In mid-2006, French authorities began an investigation of over 170 French companies, of which our French subsidiary was included, concerning suspected inappropriate activities conducted in connection with the United Nations Oil for Food Program. As anticipated and as previously disclosed, the French investigation of our French subsidiary was formally opened in the first quarter of 2010, and our French subsidiary has filed a formal response with the French court. We currently do not expect to incur additional case resolution costs of a material amount in this matter; however, if the French authorities take enforcement action against our French subsidiary regarding its investigation, we may be subject to monetary and non-monetary penalties, which we currently do not believe will have a material adverse effect on our company.

In addition to the governmental investigation referenced above, on June 27, 2008, the Republic of Iraq filed a civil suit in federal court in New York against 93 participants in the United Nations Oil-for-Food Program, including us and our two foreign subsidiaries that participated in the program. There have been no material developments in this case since it was initially filed. We intend to vigorously contest the suit, and we believe that we have valid defenses to the claims asserted. While we cannot predict the outcome of the suit at the present time, we do not currently believe the resolution of this suit will have a material adverse financial impact on our company.
Export Compliance

As previously reported, in March 2006, we initiated a voluntary systematic process to determine our compliance with respect to U.S. export control and economic sanctions laws and regulations. Our process included the onsite review of approximately 40 sites globally and addressed the period of October 1, 2002 through October 1, 2007. At the end of 2008, we completed comprehensive disclosures to the Commerce Department's Bureau of Industry and Security ("BIS") and the Treasury Department's Office of Foreign Assets Control ("OFAC") regarding the results of our review process, and we continued to work closely with authorities over the next several years to supplement and clarify specific aspects of our voluntary disclosures.

Based on the results of our review process, we determined and voluntarily self-disclosed that certain of our domestic and foreign affiliates engaged in unlicensed exports and reexports of pumps, valves and related components to Iran, Syria, Sudan, Cuba and various other countries. As previously disclosed in our Quarterly Report on Form 10-Q for the quarter ended September 30, 2011, and as disclosed in the public releases of both BIS and OFAC, in late September 2011, we entered into settlement agreements with both BIS and OFAC that resolved in full all matters contained in our voluntary self-disclosures. Under the settlements, we agreed to pay a civil penalty of $2.5 million to BIS to settle 228 charges of unlicensed exports and reexports to Iran, Syria and various other countries and $0.5 million to OFAC to settle charges alleging 58 violations of OFAC's Iranian, Cuban and Sudanese sanctioned programs. As a part of our settlement with BIS, we also agreed to conduct a one-time, post-settlement compliance audit of 16 company sites located in the U.S. and overseas. The full amount of the civil penalties and the expected cost of the audit approximated the reserve previously established for the matter. As disclosed, effective January 1, 2012, our foreign subsidiaries substantially completed the voluntary winding down of business in these countries.
Other

We are currently involved as a potentially responsible party at seven former public waste disposal sites in various stages of evaluation or remediation. The projected cost of remediation at these sites, as well as our alleged “fair share” allocation, will remain uncertain until all studies have been completed and the parties have either negotiated an amicable resolution or the matter has been judicially resolved. At each site, there are many other parties who have similarly been identified. Many of the other parties identified are financially strong and solvent companies that appear able to pay their share of the remediation costs. Based on our information about the waste disposal practices at these sites and the environmental regulatory process in general, we believe that it is likely that ultimate remediation liability costs for each site will be apportioned among all liable parties, including site owners and waste transporters, according to the volumes and/or toxicity of the wastes shown to have been disposed of at the sites. We believe that our exposure for existing disposal sites will not be material.

We are also a defendant in a number of other lawsuits, including product liability claims, that are insured, subject to the applicable deductibles, arising in the ordinary course of business, and we are also involved in other uninsured routine litigation incidental to our business. We currently believe none of such litigation, either individually or in the aggregate, is material to our business, operations or overall financial condition. However, litigation is inherently unpredictable, and resolutions or dispositions of claims or lawsuits by settlement or otherwise could have an adverse impact on our financial position, results of operations or cash flows for the reporting period in which any such resolution or disposition occurs.

Although none of the aforementioned potential liabilities can be quantified with absolute certainty except as otherwise indicated above, we have established reserves covering exposures relating to contingencies, to the extent believed to be reasonably estimable and probable based on past experience and available facts. While additional exposures beyond these reserves could exist, they currently cannot be estimated. We will continue to evaluate and update the reserves as necessary and appropriate.